Schedule of property and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2025
Aircraft Avionics and Airframe [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	10 years
Aircraft [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	12 years
Aircraft engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	7 years
Aircraft Components Hydraulics Electrical And Mechanical [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	2 years
Aircraft Components Hydraulics Electrical And Mechanical [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	4 years
Mapping Equipment Hardware And Software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	3 years
Mapping Equipment Hardware And Software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	5 years
Radar equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	5 years
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful lives description	Shorter of useful life or term of lease